Restructuring and Restructuring Related Charges (Summary Of Restructuring-Related Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Amount of total that represents cash charges	$ 7.6	$ 8.1	$ 7.8
Inventory obsolescence (recovery) and other	0.3	(5.3)	11.0
Total restructuring and restructuring-related costs	$ 7.9	$ 2.8	$ 18.8